CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Jul. 06, 2020	Dec. 31, 2019	Jul. 06, 2019	Jul. 05, 2019	May 13, 2019	Dec. 04, 2018
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000		100,000,000	100,000,000	5,000,000		5,000,000
Ordinary shares, shares issued	29,260,784	20,400,000	20,400,000	20,400,000	2,040	102
Ordinary shares, shares outstanding	29,260,784	20,400,000	20,400,000	20,400,000